Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements - Revenues from Significant Charterers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Customer A [Member]
Concentration risk percentage	[1]	9.00%	10.00%	13.00%
Major Customer B [Member]
Concentration risk percentage	[1]	6.00%	9.00%	18.00%
Major Customer C [Member]
Concentration risk percentage	[1]	9.00%	12.00%	8.00%
Major Customer D [Member]
Concentration risk percentage	[2]	11.00%	2.00%
Major Customer E [Member]
Concentration risk percentage	[2]	10.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage		45.00%	33.00%	39.00%

[1]	Container vessels segment
[2]	Dry bulk operating platform segment